PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Value-added tax recoverable	198,189	4,648
Other receivables	57,039	44,951
Prepaid expenses	51,156	53,682
Advances to suppliers	7,838	1,758
Rental deposits	816	3,213
Total	315,038	108,252